Shareholder Report	6 Months Ended
Jun. 30, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	ETF Series Solutions
Entity Central Index Key	0001540305
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
Defiance Connective Technologies ETF
Shareholder Report [Line Items]
Fund Name	Defiance Connective Technologies ETF
Class Name	Defiance Connective Technologies ETF
Trading Symbol	SIXG
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Defiance Connective Technologies ETF for the period of January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.defianceetfs.com/sixg. You can also request this information by contacting us at 1-833-333-9383
Additional Information Phone Number	1-833-333-9383
Additional Information Website	https://www.defianceetfs.com/sixg
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Defiance Connective Technologies ETF	$16	0.30%
[1]
Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.30%
Updated Performance Information Location [Text Block]	Visit https://www.defianceetfs.com/sixg for more recent performance information.
Net Assets	$ 628,370,440
Holdings Count | $ / shares	51
Advisory Fees Paid, Amount	$ 859,394
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$628,370,440
Number of Holdings	51
Net Advisory Fee	$859,394
Portfolio Turnover	13%
30-Day SEC Yield	0.73%
30-Day SEC Yield Unsubsidized	0.73%

Holdings [Text Block]

Top Sectors	(% of Net Assets)
Information Technology	85.3%
Communication Services	9.1%
Real Estate	3.9%
Industrials	1.4%
Cash & Other	0.3%

Top 10 Issuers	(% of Net Assets)
Mount Vernon Liquid Assets Portfolio, LLC	10.9%
Broadcom, Inc.	6.0%
NVIDIA Corporation	5.7%
Oracle Corporation	5.6%
Cisco Systems, Inc.	4.1%
Apple, Inc.	4.0%
QUALCOMM, Inc.	3.0%
Arista Networks, Inc.	2.7%
Credo Technology Group Holding, Ltd.	2.7%
Celestica, Inc.	2.5%

Updated Prospectus Web Address	https://www.defianceetfs.com/sixg
Defiance Quantum ETF
Shareholder Report [Line Items]
Fund Name	Defiance Quantum ETF
Class Name	Defiance Quantum ETF
Trading Symbol	QTUM
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Defiance Quantum ETF for the period of January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.defianceetfs.com/qtum. You can also request this information by contacting us at 1-833-333-9383
Additional Information Phone Number	1-833-333-9383
Additional Information Website	https://www.defianceetfs.com/qtum
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Defiance Quantum ETF	$21	0.40%
[2]
Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.40%
Updated Performance Information Location [Text Block]	Visit https://www.defianceetfs.com/qtum for more recent performance information.
Net Assets	$ 1,576,714,691
Holdings Count | $ / shares	80
Advisory Fees Paid, Amount	$ 2,221,695
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$1,576,714,691
Number of Holdings	80
Net Advisory Fee	$2,221,695
Portfolio Turnover	22%
30-Day SEC Yield	0.94%
30-Day SEC Yield Unsubsidized	0.94%

Holdings [Text Block]

Top Sectors	(% of Net Assets)
Information Technology	79.5%
Industrials	11.5%
Communication Services	6.2%
Health Care	1.2%
Consumer Discretionary	1.2%
Cash & Other	0.4%

Top 10 Issuers	(% of Net Assets)
Mount Vernon Liquid Assets Portfolio, LLC	9.8%
Arqit Quantum, Inc.	1.7%
Oracle Corporation	1.5%
Advanced Micro Devices, Inc.	1.4%
ARM Holdings PLC	1.4%
Marvell Technology, Inc.	1.4%
Global Unichip Corporation	1.4%
Hewlett Packard Enterprise Company	1.4%
Tokyo Electron, Ltd.	1.4%
Juniper Networks, Inc.	1.4%

Top Ten Countries	(% of Net Assets)
United States	69.3%
Japan	9.9%
Taiwan	7.7%
Netherlands	3.8%
United Kingdom	3.1%
France	2.7%
Switzerland	2.6%
China	2.4%
Israel	1.3%
Cash & Other	-2.8%

Updated Prospectus Web Address	https://www.defianceetfs.com/qtum

[1]
*	Annualized

[2]
*	Annualized